Total
T. Rowe Price Equity Index 500 Portfolio
Equity Index 500 Portfolio
Investment Objective(s)
The fund seeks to track the performance of a benchmark index that measures the investment return of large-capitalization U.S. stocks.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. There may be additional expenses that apply, as described in your insurance contract prospectus, which are not reflected in the table or the example below.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Equity Index 500 Portfolio Equity Index 500 Portfolio
Management fees	0.40%	[1]
Other expenses	none
Total annual fund operating expenses	0.40%
Fee waiver/expense reimbursement	(0.01%)	[1]
Total annual fund operating expenses after feewaiver/expense reimbursement	0.39%	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed (at least through April 30, 2024) to waive a portion of the fund’s management fees in order to limit the fund’s management fees to 0.39% of the fund’s average daily net assets. Thereafter, this agreement will automatically renew for one-year terms unless terminated or modified by the fund’s Board of Directors. Any fees waived under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc., by the fund.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	T. Rowe Price Equity Index 500 Portfolio Equity Index 500 Portfolio USD ($)
1 Year	$ 40
3 Years	127
5 Years	223
10 Years	$ 504

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12.9% of the average value of its portfolio.
Principal Investment Strategies

Under normal conditions, the fund will invest at least 80% of its net assets (including any borrowings for investment purposes) in stocks that are included in its benchmark index. The fund uses a full replication strategy, which involves investing substantially all of its assets in all of the stocks in the index in proportion to each stock’s weighting in the index. T. Rowe Price compares the composition of the fund to that of the index. If a material misweighting develops, the portfolio manager seeks to rebalance the portfolio in an effort to realign it with its index.

The fund attempts to track the investment return of large-cap U.S. stocks by seeking to track, before fees and expenses, the performance of its benchmark index, the S&P 500 Index (Index). The Index is made up of primarily large-cap companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market’s total capitalization. (Market capitalization is the number of a company’s outstanding shares multiplied by the market price per share.)

Using a committee process, S&P Dow Jones Indices LLC (“SPDJI”) constructs the benchmark index by applying certain eligibility factors to common stocks of U.S. companies. Eligibility factors include, but are not limited to, domicile, exchange listing, organizational structure and share type, market capitalization, liquidity, ownership (investable weight factor), sector representation, and financial viability. Index constituents are weighted by float-adjusted market capitalization.

Because the fund typically holds securities in proportion to their weight in the Index, the fund intends to be diversified in approximately the same proportion as the Index is diversified. The fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of changes in the composition of the Index.

While most assets will be invested in common stocks, the fund may also purchase stock index futures contracts. Futures would typically be used to help realign the fund’s portfolio with its benchmark index, facilitate trading, gain broad market or sector exposure, or to reduce cash balances in the fund and increase the level of fund assets exposed to common stocks represented in the fund’s benchmark index.

Principal Risks

As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater in bad or uncertain market conditions, are summarized as follows:

Index investing Because the fund is passively managed and seeks to match the performance of its benchmark index, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector. As a result, the fund’s performance may lag the performance of actively managed funds.

Tracking error The returns of the fund may deviate from the returns of its benchmark index (referred to as “tracking error”) because the fund incurs fees and transaction expenses while the index has no fees or expenses. The risk of tracking error is increased to the extent the fund is unable to fully replicate its benchmark index, which could result from changes in the composition of the index or the timing of purchases and redemptions of fund shares.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues such as the coronavirus pandemic and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Large-cap stocks Securities issued by large-cap companies tend to be less volatile than securities issued by small- and mid-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small- and mid-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Futures The use of futures contracts potentially exposes the fund to greater volatility than directly purchasing securities in the index, including possible illiquidity of the futures markets, contract prices that can be volatile and imperfectly correlated to movements in underlying security values, and potential losses in excess of the fund’s initial investment.

Sector exposure At times, the fund may have a significant portion of its assets invested in securities of issuers conducting business in a broadly related group of industries within the same economic sector. Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Nondiversification The fund may become nondiversified due to the composition of its benchmark index, and thus invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the fund’s performance may be adversely affected; the fund’s shares may experience greater price volatility; and the fund may be more susceptible to the risks associated with these particular issuers or to a single economic, political, or regulatory occurrence affecting these issuers.

Cybersecurity breaches The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	20.37%	Worst Quarter	3/31/20	-19.64%

Average Annual Total Returns Periods ended December 31, 2022

The following table shows the average annual total returns for the fund, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

Average Annual Total Returns - T. Rowe Price Equity Index 500 Portfolio	Label	1 Year	5 Years	10 Years	Inception Date
Equity Index 500 Portfolio		(18.43%)	9.01%	12.12%	Dec. 29, 2000
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
S&P 500 Index		(18.11%)	9.42%	12.56%
Lipper Variable Annuity Underlying S&P 500 Index Funds Average	Lipper Variable Annuity Underlying S&P 500 Index Funds Average
Lipper Variable Annuity Underlying S&P 500 Index Funds Average		(18.39%)	9.02%	12.15%

Updated performance information is available through troweprice.com.